Credit Risk - Summary of Credit Rating of Financial Assets Subject to Credit Risk (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of internal credit grades [line items]
Loans individually assessed for impairment	£ 308,392	£ 296,305
Impaired [member]
Disclosure of internal credit grades [line items]
Loans individually assessed for impairment	£ 713	£ 578